FAIR VALUE OF FINANCIAL INSTRUMENTS (Details)	Mar. 13, 2022 $ / shares Y	Dec. 31, 2021 $ / shares Y
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	18.50	22.75
Initial exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	49.75	49.75
Contractual Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | Y	5.0	5.0
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	91.5	89.2
Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.94	1.26